TAXES AND CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2024
TAXES AND CONTRIBUTIONS
Schedule of Taxes and contributions

	12/31/2024	12/31/2023	12/31/2024	12/31/2023

	Current assets		Current liabilities
IRPJ	1,194,549	2,158,272	26,475	21,278
CSLL	719,676	773,986	10,133	8,397
IRRF/CSRF	607,620	1,172,390	148,513	225,933
PIS/COFINS	68,572	20,033	707,786	583,967
INSS/FGTS	8,244	—	85,876	65,600
PAES/REFIS	—	—	69,492	36,586
ICMS	171,428	68,691	39,801	45,034
ISS	3,504	—	18,810	22,185
Others	57,821	13,855	39,283	13,582
	2,831,414	4,207,227	1,146,169	1,022,562

	Non-current asset		Non-current liability
PIS/COFINS	233,416	201,951	250,153	431,797
IRRF	2,351,320	822,196	32,766	—
ICMS	125,901	106,585	—	—
PAES/REFIS	—	—	89,569	142,984
Others	4,808	22,884	—	—
	2,715,445	1,153,616	372,488	574,781